Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of reconciliation of basic and diluted net income per share
	For the Years Ended December 31,
	2020	2019	2018
Net income available to common shareholders for basic and diluted net income per common share	$5,562,761	$4,311,547	$7,211,429
Weighted average common shares outstanding – basic	10,809,000	10,809,000	10,809,000
Effect of dilutive securities:
Warrants issued to third party	-	-	-
Weighted average common shares outstanding – diluted	10,809,000	10,809,000	10,809,000
Net income per common share – basic	$0.51	$0.40	$0.67
Net income per common share – diluted	$0.51	$0.40	$0.67